Other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other income
Government grants	$ 16,947	$ 6,518	$ 4,514
Others	3,429	1,577	1,160
Total	$ 20,376	$ 8,095	$ 5,674